CONSIDERATION PAYABLE	12 Months Ended
Dec. 31, 2025
Consideration Payable
CONSIDERATION PAYABLE

10. CONSIDERATION PAYABLE

On March 18, 2022, the Company acquired 100% ownership of Sinchi Wayra and Illapa (the “Acquisition”) from Glencore plc (“Glencore”) under the terms and conditions outlined in the Share Purchase Agreement (“SPA”).

On May 10, 2023, the Company signed amendments to the SPA (“Amended SPA”) that impacted the timing of the repayments of the deferred cash consideration and timing of payment of certain VAT amounts collected by the Company.

On March 28, 2024, the Company entered into a binding term sheet (the “Term Sheet”) with Glencore to amend the SPA, Amended SPA and certain transaction documents in connection with the Acquisition. On October 3, 2024, the Company entered into a definitive omnibus agreement under the terms established in the Term Sheet.

The following table summarizes the consideration payable to Glencore.

	December 31, 2025	December 31, 2024
	$	$
Base purchase price (note 10(a))	-	34,625
Contingent value rights (note 10(b))	20,243	10,158
Balance, end of year	20,243	44,783
Less: current portion	-	(10,000)
Non-current portion	20,243	34,783

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

10. CONSIDERATION PAYABLE (continued)

a)	Base purchase price

Subject to the Acceleration Option (as defined below), the Company will pay up to $80,000 in cash to Glencore in eight equal annual instalments of $10,000 each (the “Base Purchase Price” or “BPP”) with the first payment being made on or before November 1, 2025. The Company can exercise an option to accelerate the payment of the outstanding balance of the Base Purchase Price in full at any time, such prepayment amount will be $40,000 if exercised prior to November 1, 2025 and shall decrease by $2,000 for each annual instalment of $10,000 that has been paid by the Company (the “Acceleration Option”).

As at the date of the Term Sheet the fair value of the BPP was estimated using a discounted cash flow method to calculate the net present value of the expected cash flows. The initial recognition of the liability used a discount rate of 20% based on various qualitative and quantitative considerations.

As at December 31, 2025, the Company has paid Glencore $40,000 to exercise the accelerated payment option in full and has fully extinguished the Base Purchase Price liability.

b)	Contingent value rights & additional payments

The Company granted to Glencore a contingent value right (the “CVR”) whereby the Company will pay Glencore a monthly payment of $1,333 (the “CVR Payment”), subject to a total cap of $77,700 (the “Valuation Cap”), in the event that in any calendar month after the date the parties enter into the Term Sheet, the average London Metal Exchange (“LME”) spot price of zinc (or the highest open hedge price if the Hedging Option (as defined below) has been exercised) in the calendar month is at least $3,850 per tonne (the “Base Price”). The CVR Payment will increase by $83 for each increase of $100 per tonne above the Base Price and up to a price of $5,049.99 per tonne.

In addition to the CVR Payment, in the event the average LME spot price of zinc (or the highest open hedge price if the Hedging Option has been exercised) in a calendar month is at least $5,050 per tonne (the “Additional Payment Price”), the CVR Payment will increase by $83 for each increase of $100 per tonne above the Additional Payment Price and the Company will pay Glencore a monthly payment of $83 as a Bonus Payment that will increase by $83 for each increase of $100 per tonne above the Additional Payments Price. The Bonus Payment is not considered as part of the CVR Payment.

Upon the occurrence of the monthly average zinc LME spot price exceeding the Base Price, Glencore can require the Company to hedge a limited amount of zinc production from its Bolivian mining operations (so long as the hedging price would exceed the Base Price) subject to certain conditions (the “Hedging Option”).

The CVR and Additional Payments will be effective from the date of the Term Sheet until the earlier of December 31, 2032 and the date the Valuation Cap is reached. The Additional Payments and the Hedging Option will terminate once the Company is no longer obligated to make CVR Payments.

The fair value at the initial recognition of the CVR was calculated using a Monte Carlo Simulation with key inputs and assumptions including the zinc spot price ($3,082 per tonne), the expected price of zinc in each year until December 31, 2032, the market risk-free rate and credit spread and the volatility and variability of historical zinc prices.

The Company performed a valuation exercise as at December 31, 2025, and determined a fair value of the CVR of $20,243 (December 31, 2024 – $10,158). The loss on change in fair value attributed to the CVR was $10,085 for the year ended December 31, 2025 (2024 – $8,772), which is recorded as a finance cost (Note 17).

c)	Deferred cash consideration, royalties payable and other payables

Prior to the Term Sheet, the Company had $164,566 in consideration payable accounted for as deferred cash consideration, royalties payable and other payables from the profits on sale of inventory and payment of certain VAT amounts. As a result of entering into the term sheet as described above, the Company determined that the contractual change was an extinguishment of the previous liabilities and recognized the base purchase price, CVR and additional payment obligations at their fair value which resulted in a gain of $133,255 during the year ended December 31, 2024.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

10. CONSIDERATION PAYABLE (continued)

The following table summarizes the details of the consideration payable to Glencore and when the previous consideration payable liabilities were considered extinguished and the new consideration was recognized at fair value at inception resulting in a gain on modification:

	BPP (a)	CVRs (b)	Deferred cash consideration (c)	Royalties payable (c)	Other payables (c)	Total
	$	$	$	$	$	$
Balance, December 31, 2023	-	-	91,619	15,102	56,267	162,988
Accretion (Note 17)	-	-	976	18	584	1,578
Gain on adjustment to consideration payable	29,925	1,386	(92,595)	(15,120)	(56,851)	(133,255)
Loss on change in fair value of consideration payable	4,700	8,772	-	-	-	13,472
Balance, December 31, 2024	34,625	10,158	-	-	-	44,783
Less: current portion	(10,000)	-	-	-	-	(10,000)
Non-current portion	24,625	10,158	-	-	-	34,783

Balance, December 31, 2024	34,625	10,158	-	-	-	44,783
Loss on change in fair value of consideration payable	5,375	10,085	-	-	-	15,460
Payment of base purchase price obligation	(40,000)	-	-	-	-	(40,000)
Balance, December 31, 2025	-	20,243	-	-	-	20,243
Less: current portion	-	-	-	-	-	-
Non-current portion	-	20,243	-	-	-	20,243